Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets, net
Schedule of intangible assets, net

	As of December 31,
	2017	2018
	RMB	RMB
Customer relationships	61,973	61,973
Less: accumulated amortization	(1,549)	(7,746)
Customer relationships, net	60,424	54,227

Schedule of estimated amortization expenses for each of five succeeding fiscal years

Years ending
December 31,
RMB
2019	6,197
2020	6,197
2021	6,197
2022	6,197
2023	6,197
2024 and after	23,242
Total	54,227